Accounting information and policies	12 Months Ended
Dec. 31, 2025
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Accounting information and policies	1. Accounting information and
policies
BASIS OF CONSOLIDATION
Group companies included in the consolidated financial statements for 2025 are
Unilever PLC (’PLC’) and all subsidiary undertakings, which are those entities controlled by PLC. Control exists when the Group has the power to direct the activities of an entity so as to affect the return on investment.
The net assets and results of acquired businesses are included in the consolidated financial statements from their respective dates of acquisition, being the date on which the Group obtains control.
The results of disposed businesses are included in the consolidated financial statements up to their date of disposal, being the date control ceases.
Intra-group transactions and balances are eliminated.
COMPANY LEGISLATION AND ACCOUNTING
STANDARDS
The consolidated financial statements have been prepared in accordance with
International Financial Reporting Standards (IFRS) as issued by the International
Accounting Standards Board (IASB), and UK-adopted international accounting standards. The consolidated financial statements comply with the Companies Act
2006. These financial statements are prepared under the historical cost convention unless otherwise indicated.
GOING CONCERN
These financial statements have been prepared on a going concern basis.
The Group has considerable financial resources together with established business relationships with many customers and suppliers in countries throughout the world.
The Directors considered the Group’s overall financial position, exposure to principal risks and future business forecasts. Specifically, they ensured that the expected cash flows from those forecasts were sufficient to cover its obligations for the next 12 months from the date of approval of the financial statements. This also included sensitivity considerations should the Group face an adverse environment leading to reduced sales growth and operating margins versus forecasts. We describe in notes
15 to 18 on pages 161 to 176 the Group’s objectives, policies and processes for managing its capital; its financial risk management objectives; details of its financial instruments and hedging activities; and its exposures to credit and liquidity risk. The
Group has credit facilities available to raise short-term financing if necessary.
In conclusion, the Group is well placed to manage its business risks successfully and meet its obligations for at least 12 months from the date of approval of the financial statements.
ACCOUNTING POLICIES
The accounting policies adopted are the same as those which were applied for the previous financial year except as set out below under the heading ‘Recent accounting developments’.
Accounting policies are included in the relevant notes to the consolidated financial statements. These are presented as text highlighted in grey on pages
133 to 183. The accounting policies below are applied throughout the financial statements.
FOREIGN CURRENCIES
The consolidated financial statements are presented in euros.
Items included in the financial statements of individual group companies are recorded in their respective functional currency, which is the currency of the primary economic environment in which each entity operates.
Foreign currency transactions in individual group companies are translated into functional currency using exchange rates at the date of the transaction. Foreign exchange gains and losses from settlement of these transactions, and from translation of monetary assets and liabilities at year-end exchange rates, are recognised in the income statement except when deferred in equity as qualifying hedges.
In preparing the consolidated financial statements, the balances in individual group companies are translated from their functional currency into euros. Apart from the financial statements of group companies in hyperinflationary economies
(see below), the income statement, the cash flow statement and all other movements in assets and liabilities are translated at average rates of exchange as a proxy for the transaction rate, or at the transaction rate itself if more appropriate. Assets and liabilities are translated at year-end exchange rates.
The financial statements of group companies whose functional currency is the currency of a hyperinflationary economy are adjusted for inflation and then translated into euros using the balance sheet exchange rate. Amounts shown for prior years for comparative purposes are not modified. To determine the existence of hyperinflation, the Group assesses the qualitative and quantitative characteristics of the economic environment of the country, such as the cumulative inflation rate over the previous three years.
Effective from 1 January 2024, the functional currency of the Group’s ultimate parent company, Unilever PLC (’PLC’) changed from sterling to euro. There was no impact on the presentation of the Group results or restatements to the Group financial statements as a result of this change.
As at 31 December 2023, the ordinary share capital of PLC was translated to euro using the historical rate at the date the shares were issued (see note 15B on page 162).
The effect of exchange rate changes during the year on net assets of foreign operations is recorded in equity. For this purpose, net assets include loans between group companies and any related foreign exchange contracts where settlement is neither planned nor likely to occur in the foreseeable future.
The Group applies hedge accounting to certain exchange differences arising between the functional currencies of a foreign operation and the functional currency of the parent entity, regardless of whether the net investment is held directly or through an intermediate parent. Differences arising on retranslation of a financial liability designated as a foreign currency net investment hedge are recorded in equity to the extent that the hedge is effective. These differences are reported within profit or loss to the extent that the hedge is ineffective.
Cumulative exchange differences arising since the date of transition to IFRS of
1 January 2004 are reported as a separate component of other reserves. In the event of disposal or part disposal of an interest in a group company either through sale or as a result of a repayment of capital, the cumulative exchange difference is recognised in the income statement as part of the profit or loss on disposal of group companies.
HYPERINFLATIONARY ECONOMIES
The Argentinian economy was designated as hyperinflationary from 1 July 2018 and the Turkish economy was designated as hyperinflationary from 1 July 2022.
As a result, application of IAS 29 ‘Financial Reporting in Hyperinflationary
Economies’ has been applied to all Unilever entities whose functional currency is the Argentinian peso or the Turkish lira. The application of IAS 29 includes:
■adjustment of historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date;
■adjustment of the income statement for inflation during the reporting period;
■translation of income statement at the period-end foreign exchange rate instead of an average rate; and
■adjustment of the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in local currency.
The main effects on the Group consolidated financial statements (including discontinued operations) for 2025 are:

€ million	Argentina	Turkey	Total
Total assets increase/(reduction)	(199)	(20)	(219)
Turnover increase/(reduction)	(90)	(16)	(106)
Operating profit increase/(reduction)	(54)	(46)	(100)
Net monetary gain/(loss)	(46)	(10)	(56)
ASSETS AND LIABILITIES HELD FOR SALE AND
DISCONTINUED OPERATIONS
A disposal group is classified as held for sale or distribution when its carrying amount is expected to be recovered principally through a sale or distribution to shareholders rather than through continuing use. A discontinued operation is a component of the Group that has been disposed of or is classified as held for sale or distribution and represents a separate major line of business. In accordance with IFRS 5, the results of discontinued operations are presented separately in the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of cash flows and related notes.
Comparative information is re-presented to exclude the results of discontinued
operations.
The Ice Cream business met the criteria to be classified as held for distribution in
December 2025, following the Board’s formal approval of the demerger. At that point, the distribution was considered highly probable and the internal separation of the Ice Cream territories had been completed, meaning the business was available for distribution in its current condition. As a former reportable segment and major line of business, all Ice Cream activities have been treated as discontinued operations in both current and comparative periods.
In line with IFRS 5, we have disclosed separately in the income statement, statement of comprehensive income and cash flow statement results arising from continuing and discontinued operations. 2023 and 2024 comparatives have been re-presented on the same basis. There has been no change to the 2023 and
2024 balance sheet related amounts, including where balance sheet line item reconciliations have been disclosed within the notes. Further details and a breakdown of discontinued operations are provided in note 21.
CLIMATE CHANGE
In preparing these consolidated financial statements, we have considered the impact of both physical and transition climate change risks, and any planned mitigations, on the current valuation of our assets and liabilities. We have identified risks and opportunities that could in the future be material to our business, for example carbon tax or land use regulations. Where possible we have performed quantitative assessments of these risks and opportunities based on various scenarios for the years 2030, 2039 and 2050. These potential financial impacts are based on high-level quantitative assessments and do not include any assumptions on the impact of actions that we would undertake to mitigate against these climate-related risks. Therefore, these quantifications do not represent any type of financial forecast and thus are not directly incorporated into any projections of long-term cash flows.
To determine if there is a material impact on the financial reporting judgements and estimates as of the reporting period, we have reviewed each balance sheet line item and identified those line items that have the potential to be significantly impacted by climate-related risks and our plans to mitigate against these risks. Those line items that have the potential to be significantly impacted have then been reviewed in detail to confirm:
■that the growth rates and projected cash flows, used in assessing whether our goodwill and indefinite-life intangibles are impaired, are consistent with our climate-
related risk assumptions and the actions we are taking to mitigate against those risks; and
■that the useful lives of our property, plant and equipment are appropriate given the potential physical and obsolescence risks associated with climate change and the actions we are taking to mitigate against those risks.
In addition, it should be noted that climate-related risks could affect the financial position of our defined benefit pension plan assets. The Trustees operate diversified investment strategies and are continuously assessing investment risks. The Trustees consider climate risk as one of the key investment risks and are continually evolving their investments to lower the overall climate risk.
From our review of key financial statement areas, including impairment assessments, cash flow forecasts and asset valuations, we have not identified any material impact on financial reporting judgements or estimates as at 31
December 2025. Based on the Group’s overall financial position, its exposure to principal risks which include climate change, and its future business forecasts, the Group is well placed to manage these risks and meet its obligations.
Consequently, we have not identified any significant impact from climate‑related risks on the Group’s going concern assessment or on its viability over the next three years.
For many years, Unilever has driven an ambitious sustainability agenda. In 2024, we launched an updated business strategy focusing on resource allocation, accelerating long-term priorities and delivering systemic impact. Delivery of our strategy is supported by our Climate Transition Action Plan (CTAP), which outlines our mitigation, adaptation and advocacy actions to address climate-
related risks. The CTAP is being reviewed in 2026 as a result the demerger of Ice
Cream and to consider impacts beyond 2030. The costs and benefits of existing actions are embedded into the cost structures of the Business Groups and therefore are not all separately identifiable. None of these actions have significantly impacted the value of the Group’s assets or their useful lives, and while there is still much to do, our aim is to continue to reduce our exposure to climate-related risks without impacting the value of the Group’s assets. However, we recognise that the climate emergency is intensifying, with scientific consensus indicating that the 1.5°C threshold has now been reached, and that governments are responding with increasingly urgent and science-aligned policy targets. We will continue to closely monitor evolving regulatory developments and assess any resulting implications on the valuations of our assets and liabilities in future years.
CRITICAL ACCOUNTING ESTIMATES AND
JUDGEMENTS
The preparation of financial statements requires management to make estimates and judgements in the application of accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and judgements are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable. Revisions to accounting estimates are recognised in the period in which the estimate is revised and in any future period affected.
The following estimate is considered by management to have the most significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year:
■Measurement of defined benefit obligations – the valuations of the Group’s defined benefit pension plan obligations are dependent on a number of assumptions. These include discount rates, inflation and life expectancy of scheme members. Details of these assumptions and sensitivities are in note
4B.
The following judgements are those that management believe have the most significant effect on the amounts recognised in the Group’s financial statements:
■Utilisation of tax losses and recognition of other deferred tax assets – the Group operates in many countries and is subject to taxes in numerous jurisdictions.
Management uses judgement to assess the recoverability of tax assets such as whether there will be sufficient future taxable profits to utilise losses. See note 6B.
■Likelihood of occurrence of provisions and contingent liabilities – events can occur where there is uncertainty over future obligations. Judgement is required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognised and further judgement is used to determine the level of the provision. Where it is possible but not probable, further judgement is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgement is used to determine the contingent liability disclosed. Unilever does not have provisions and contingent liabilities for the same matters. External advice is obtained for any material cases. See notes 6A, 19 and 20.
■Non-cash distribution to owners – the demerger of the Ice Cream business was executed through a distribution of shares in The Magnum Ice Cream Company
(TMICC) to Unilever shareholders on 6 December 2025. A liability for the non-cash distribution was recognised when the distribution was authorised and no longer at the Group’s discretion, measured at the fair value of the assets to be distributed at that date. The distribution was settled on completion of the demerger, at which point the disposal group was derecognised. Judgement was required in determining the fair value of the Ice Cream business at the distribution date for the purpose of recognising the non-cash dividend in accordance with IFRIC 17
Distributions of Non-cash Assets to Owners. Management determined fair value with reference to the TMICC share price over a five-day period following listing.
The resulting non-cash gain is recognised within profit or loss, within the result from discontinued operations. See note 21.
■Accounting for the retained stake in TMICC – management applied judgement in determining that Unilever does not hold significant influence over TMICC, and therefore TMICC is not an associate requiring accounting under the equity method.
Whilst it is presumed that significant influence does not exist with a holding of less than 20 percent, careful consideration was given to the representation of Unilever on the board of TMICC, and material ongoing transactions between Unilever and
TMICC.
ACCOUNTING DEVELOPMENTS ADOPTED BY THE GROUP
Recent accounting developments adopted by the Group
All new standards or amendments issued by the IASB and UK Endorsement Board that were effective by 1 January 2025, were either not applicable or not material to the Group.
New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group
The following standards have been released but are not yet adopted by the Group. The Group is currently assessing their impact on the financial results and position of the Group.

Applicable standard	Key requirements or changes in accounting policy
Amendments to IFRS 9 and IFRS 7 ‘The Classification and Measurement of Financial instruments’ Effective from 1 January 2026
In May 2024, the International Accounting Standards Board (IASB) amended IFRS 7 and IFRS 9, which includes clarifications on recognition and derecognition dates of certain financial assets and liabilities, including exceptions for liabilities settled through electronic cash transfer systems.

IFRS 18 Presentation and Disclosure in Financial Statements Effective 1 January 2027
IFRS 18 will replace IAS 1 Presentation of Financial Statements. The amendment impacts presentation and disclosure of the consolidated income statement with new defined categories being operating, investing and financing to provide a consistent structure.
Disclosures about Management-defined Performance Measures (MPMs) (i.e. certain non-GAAP measures) will have to be disclosed in the financial statement with reconciliations to GAAP measures. The new standard will also provide guidance on grouping of information (aggregation/disaggregation).
The Group has commenced its assessment of IFRS 18 Presentation and Disclosure in Financial Statements (effective 1 January
2027), with the main impacts expected on the presentation of the consolidated income statement and the disclosure of
Management Performance Measures. The standard will be applied from its mandatory effective date of 1 January 2027. Final impact assessment and transition activities will take place during 2026.

All other new standards or amendments that are not yet effective that have been issued by the IASB are not applicable or material to Unilever.